UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.4%
Asciano Ltd.	8,959,068	$43,969,920
BHP Billiton Ltd.	476,206	15,207,769
Fortescue Metals Group Ltd.	18,622,658	86,380,302
Mesoblast Ltd. (a)(b)	5,013,769	25,802,692
National Australia Bank Ltd.	1,940,752	56,420,755
QBE Insurance Group Ltd.	3,040,477	30,544,029

		258,325,467
Austria — 0.0%
Andritz AG	343,048	18,823,658
Belgium — 0.2%
Anheuser-Busch InBev NV	723,055	69,299,567
RHJ International (a)(c)	4,040,441	20,053,574
RHJ International - ADR (a)(c)	890,354	4,418,529

		93,771,670
Brazil — 0.7%
Banco Santander Brasil SA - ADR	4,422,076	20,208,887
BR Malls Participacoes SA	5,119,427	32,245,018
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,131,638	43,797,779
Cielo SA	2,150,299	57,240,322
Cosan Ltd., Class A	4,636,847	53,601,952
Cyrela Brazil Realty SA	4,370,380	25,860,987
Hypermarcas SA	4,555,734	28,788,954
MRV Engenharia e Participacoes SA	7,483,888	25,584,617
Petroleo Brasileiro SA - ADR	4,176,881	46,822,836
Qualicorp SA (a)	3,395,590	28,830,680
SLC Agricola SA	2,235,684	16,675,567

		379,657,599
Canada — 1.8%
Agrium, Inc.	965,622	84,105,676
Athabasca Oil Corp. (a)	7,064,089	50,677,505
Bank of Nova Scotia	803,112	44,058,490
Cameco Corp.	3,044,060	64,594,953
Canadian National Railway Co.	1,366,231	73,093,358
Canadian Natural Resources Ltd.	2,082,568	68,204,102
Eldorado Gold Corp.	8,705,998	55,343,179
First Quantum Minerals Ltd.	8,868,213	158,692,243
Goldcorp, Inc.	6,641,821	165,314,925
Lululemon Athletica, Inc. (a)(b)	599,549	27,393,394
Platinum Group Metals, Ltd. (a)(c)	27,873,417	32,784,895
Silver Wheaton Corp.	2,136,727	46,388,343
Suncor Energy, Inc.	1,506,409	49,484,549
Teck Resources Ltd., Class B	6,005,363	144,248,819

		1,064,384,431
Chile — 0.1%
Banco Santander Chile - ADR	1,551,334	30,219,986

Common Stocks	Shares	Value
China — 0.7%
Beijing Enterprises Holdings Ltd.	14,075,232	$118,915,170
China BlueChemical Ltd., Class H	8,156,800	4,451,260
Dongfeng Motor Group Co. Ltd., Class H	8,552,700	12,593,146
Haitian International Holdings Ltd.	11,702,600	25,383,418
Jiangxi Copper Co. Ltd., Class H	27,207,000	48,969,944
Mindray Medical International, Ltd., ADR (b)	1,080,562	37,862,892
SINA Corp. (a)	1,085,230	70,746,144
Sinopharm Group Co. Ltd., Class H	11,732,700	33,087,796
Yuanda China Holdings Ltd.	119,311,826	9,386,766
Zhongsheng Group Holdings Ltd. (b)	19,035,171	28,076,380

		389,472,916
Denmark — 0.1%
TDC A/S	3,662,132	34,421,022
Finland — 0.0%
Metso OYJ	617,555	19,277,515
Valmet Corp. (a)(b)	617,555	5,209,765

		24,487,280
France — 4.3%
Airbus Group NV	3,923,071	277,930,915
Arkema	993,180	105,786,476
AtoS	1,679,927	146,911,357
AXA SA	4,740,045	124,335,864
BNP Paribas SA	3,223,110	248,840,493
Cap Gemini SA	134,539	9,151,874
Casino Guichard-Perrachon SA	497,032	51,229,045
Cie Generale des Etablissements Michelin	295,988	31,135,067
Compagnie de Saint-Gobain	2,862,280	150,105,131
Danone SA	482,735	31,869,233
GDF Suez	1,083,400	23,914,396
LVMH Moet Hennessy Louis Vuitton SA	418,821	74,505,653
Renault SA	384,307	33,384,365
Rexel SA	565,489	14,528,954
Safran SA	5,409,112	384,405,215
Sanofi	2,673,894	261,402,201
Sanofi - ADR	738,127	36,094,410
Schneider Electric SA	1,193,740	96,021,110
Societe Generale SA	1,510,222	85,327,263
Technip SA	1,220,950	104,109,694
Total SA	1,386,572	79,106,192
Total SA - ADR	1,723,270	98,519,346
UbiSoft Entertainment SA (a)	3,444,851	48,087,468

		2,516,701,722
Germany — 2.2%
Allianz SE, Registered Shares	628,908	104,549,884

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Germany (concluded)
Bayerische Motoren Werke AG	743,993	$80,762,933
Deutsche Bank AG, Registered Shares	2,620,796	126,150,536
Deutsche Boerse AG	764,538	58,710,681
Deutsche Telekom AG, Registered Shares	7,396,210	119,590,298
Fresenius SE & Co. KGaA	583,359	91,063,255
HeidelbergCement AG	403,364	29,937,393
Linde AG	385,439	72,835,474
Siemens AG, Registered Shares	2,891,929	365,869,366
Telefonica Deutschland Holding AG	953,269	7,594,531
Volkswagen AG, Preference Shares	772,912	195,059,053

		1,252,123,404
Hong Kong — 0.5%
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	116,959,394	11,695,939
FU JI Food and Catering Services Holdings Ltd. (a)	2,275,802	446,107
Kunlun Energy Co. Ltd.	29,116,000	48,064,044
The Link REIT	12,078,183	54,613,874
Sino Biopharmaceutical Ltd.	22,982,153	19,428,898
Sun Hung Kai Properties Ltd.	10,466,000	127,616,342

		261,865,204
India — 0.1%
Cummins India Ltd.	6,048,170	42,007,100
Maruti Suzuki India Ltd.	561,598	14,668,287

		56,675,387
Indonesia — 0.0%
Siloam International Hospitals Tbk PT (a)	30,379,884	23,948,107
Ireland — 0.7%
Accenture PLC, Class A	117,763	9,406,908
Covidien PLC	1,272,199	86,814,860
Eaton Corp. PLC	1,519,007	111,024,222
Shire PLC	2,471,006	123,319,086
XL Group PLC (d)	3,625,975	104,210,522

		434,775,598
Israel — 0.1%
Check Point Software Technologies Ltd. (a)(b)	164,259	10,747,466
MobilEye, Class F2	1,438,544	50,205,186

		60,952,652
Italy — 0.9%
Ei Towers SpA	212,980	10,391,520
Enel SpA	1,136,804	5,173,867
ENI SpA	6,309,289	143,275,324
Fiat Industrial SpA	15,579,658	163,895,762
Common Stocks	Shares	Value
Italy (concluded)
Intesa Sanpaolo SpA	35,314,782	$95,178,947
Telecom Italia SpA (b)	31,307,002	34,766,731
Telecom Italia SpA, Non-Convertible Savings Shares	4,852,222	4,087,180
UniCredit SpA	11,201,594	83,845,175

		540,614,506
Japan — 8.4%
Aisin Seiki Co. Ltd.	1,723,990	63,478,079
Ajinomoto Co., Inc.	4,450,000	62,802,694
Asahi Kasei Corp.	6,254,900	47,330,697
Astellas Pharma, Inc.	921,770	56,963,627
Benesse Holdings, Inc.	791,800	31,192,696
Bridgestone Corp.	3,209,600	115,232,076
Chubu Electric Power Co., Inc.	1,570,400	18,612,382
Daihatsu Motor Co. Ltd.	850,830	13,269,549
Daikin Industries Ltd.	934,600	53,608,443
Daito Trust Construction Co. Ltd.	561,600	53,048,084
Denso Corp.	2,261,980	116,330,277
East Japan Railway Co.	1,904,773	140,688,121
FANUC Corp.	203,380	32,959,672
Fuji Heavy Industries Ltd.	10,528,790	287,030,701
Futaba Industrial Co. Ltd. (a)	1,865,750	7,087,300
Hino Motors Ltd.	2,060,000	29,976,831
Hitachi Chemical Co. Ltd.	3,191,600	45,763,921
Hitachi Ltd.	16,080,500	122,587,978
Honda Motor Co. Ltd.	3,608,581	135,260,971
Hoya Corp.	3,277,717	90,575,717
IHI Corp.	6,860,000	31,107,325
Inpex Corp.	11,128,800	131,862,335
Japan Airlines Co. Ltd.	1,831,500	91,673,290
JGC Corp.	3,056,630	115,272,114
JSR Corp.	3,481,000	61,985,125
Kao Corp.	817,600	25,919,435
KDDI Corp.	2,444,500	134,599,441
Keyence Corp.	31,100	12,770,046
Kubota Corp.	5,381,510	82,828,285
Kuraray Co. Ltd.	5,462,520	61,240,109
Kyocera Corp.	684,500	30,610,669
Mitsubishi Corp.	6,238,630	114,704,225
Mitsubishi Electric Corp.	5,287,000	59,717,756
Mitsubishi Heavy Industries Ltd.	5,450,000	35,180,739
Mitsubishi UFJ Financial Group, Inc.	9,282,000	55,801,307
Mitsui & Co. Ltd.	17,624,334	236,012,701
MS&AD Insurance Group Holdings, Inc.	1,114,862	25,830,460
Murata Manufacturing Co. Ltd.	796,340	73,942,796
NEC Corp.	14,626,000	42,266,810
Nintendo Co. Ltd.	425,000	48,745,760
Nippon Telegraph & Telephone Corp.	776,950	41,584,002
Nitori Holdings Co. Ltd.	654,600	63,572,719

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Japan (concluded)
Nitto Denko Corp.	1,472,600	$65,477,295
NKSJ Holdings, Inc.	1,004,000	26,129,436
Okumura Corp.	6,202,620	27,485,136
Omron Corp.	303,500	11,999,605
Otsuka Holdings Co. Ltd.	2,147,600	65,711,369
Rinnai Corp.	438,475	34,115,528
Rohm Co. Ltd.	1,191,500	59,377,952
Ryohin Keikaku Co. Ltd.	428,300	39,451,468
Shin-Etsu Chemical Co. Ltd.	1,946,940	107,792,257
Ship Healthcare Holdings, Inc.	721,900	27,578,828
SMC Corp.	72,600	18,182,896
Sony Financial Holdings, Inc.	2,981,800	48,236,338
Sumitomo Corp.	5,094,300	63,476,630
Sumitomo Electric Industries Ltd.	3,686,200	57,895,296
Sumitomo Mitsui Financial Group, Inc.	3,523,400	163,225,461
Suntory Beverage & Food Ltd.	1,478,600	48,258,944
Suzuki Motor Corp.	6,525,908	169,163,433
Toda Corp.	7,902,900	26,291,555
Tokio Marine Holdings, Inc.	6,311,321	184,279,050
Tokyo Gas Co. Ltd.	26,518,285	131,513,036
Toyota Industries Corp.	2,695,080	123,143,157
Toyota Motor Corp.	1,585,300	90,710,244
Ube Industries Ltd.	13,796,500	28,309,402
West Japan Railway Co.	1,284,600	52,619,952
Yamada Denki Co. Ltd.	20,517,600	70,423,975

		4,841,875,508
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC - GDR	3,148,094	45,552,920
Luxembourg — 0.1%
RTL Group SA (a)(b)	298,580	36,380,853
Malaysia — 0.3%
Axiata Group Bhd	31,502,753	61,761,945
IHH Healthcare Bhd (a)	73,082,200	80,505,748
Telekom Malaysia Bhd	18,179,834	29,927,310

		172,195,003
Mexico — 0.3%
America Movil SAB de CV, Series L - ADR	1,375,019	29,232,904
Fibra Uno Administracion SA de CV (b)	9,796,004	31,627,894
Fomento Economico Mexicano SAB de CV - ADR	273,911	24,717,728
Grupo Televisa SAB CPO	5,093,623	29,638,533
Common Stocks	Shares	Value
Mexico (concluded)
TF Administradora Industrial S de RL de CV (b)(c)	17,120,406	$31,772,729

		146,989,788
Netherlands — 1.0%
Akzo Nobel NV	1,224,693	88,082,316
CNH Industrial NV (a)	794,064	8,367,754
ING Groep NV CVA (a)	9,009,755	118,991,686
Koninklijke DSM NV	1,118,941	74,068,018
Koninklijke KPN NV (a)	12,089,398	45,234,963
Royal Dutch Shell PLC, A Shares	887,084	30,637,479
Unilever NV - NY Shares	372,666	13,915,349
Unilever NV CVA	4,764,776	177,782,191

		557,079,756
Norway — 0.3%
Statoil ASA	7,779,050	184,368,556
Peru — 0.2%
Southern Copper Corp.	3,835,068	107,305,203
Portugal — 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (b)	4,508,103	30,132,031
Republic of Korea — 0.9%
Cheil Industries, Inc.	277,870	19,320,450
Hana Financial Group, Inc.	1,183,023	44,764,866
Hyundai Motor Co.	321,980	69,877,763
Hyundai Wia Corp.	64,395	9,607,004
KB Financial Group, Inc.	454,215	15,597,749
Samsung Electronics Co. Ltd.	288,979	342,211,354
Samsung Electronics Co. Ltd., Preference Shares	12,964	11,424,698
Samsung Heavy Industries Co. Ltd.	1,065,224	33,052,432

		545,856,316
Russia — 0.1%
Novorossiysk Commercial Sea Trade Port - GDR (b)	1,838,988	11,089,097
Sberbank	18,785,071	52,126,938

		63,216,035
Singapore — 0.3%
CapitaLand Ltd.	27,648,300	59,550,768
Oversea-Chinese Banking Corp. Ltd.	2,299,120	16,705,079
Raffles Medical Group Ltd.	8,133,500	19,097,522

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Singapore (concluded)
Singapore Telecommunications Ltd.	26,504,610	$73,121,335

		168,474,704
South Africa — 0.0%
Life Healthcare Group Holdings Ltd.	8,403,258	26,872,839
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	6,582,517	78,521,481
Telefonica SA	2,999,845	46,201,707

		124,723,188
Sweden — 0.4%
Boliden AB	3,688,382	55,924,756
Electrolux AB, Class B	531,236	11,265,040
Getinge AB, Class B	622,372	21,367,971
Lundin Petroleum AB (a)(b)	4,925,863	85,197,951
Svenska Handelsbanken AB, Class A	1,841,729	87,393,740

		261,149,458
Switzerland — 2.5%
ACE Ltd. (d)	1,749,383	164,109,619
Credit Suisse Group AG, Registered Shares	1,395,578	42,050,068
Nestle SA, Registered Shares	4,632,642	335,733,582
Novartis AG, Registered Shares	2,015,241	159,286,300
Roche Holding AG	1,430,708	392,537,000
Swisscom AG, Registered Shares	82,292	45,204,573
Syngenta AG, Registered Shares	573,648	202,802,886
TE Connectivity Ltd.	219,825	12,422,311
UBS AG, Registered Shares	4,588,372	91,007,055

		1,445,153,394
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	11,243,672	28,507,280
Far EasTone Telecommunications Co. Ltd. (a)	11,036,099	21,681,144
Taiwan Mobile Co. Ltd.	8,704,000	25,539,608
Yulon Motor Co. Ltd.	13,250,000	22,723,159

		98,451,191
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	13,296,900	47,532,087
Bumrungrad Hospital PCL	7,043,300	17,922,969

		65,455,056
United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC (a)	2,879,300	39,806,863
Common Stocks	Shares	Value
United Arab Emirates (concluded)
NMC Health PLC (b)	4,807,037	$38,571,037

		78,377,900
United Kingdom — 4.4%
Antofagasta PLC	12,992,651	180,640,716
AstraZeneca PLC	2,299,884	145,845,070
Aviva PLC	4,356,251	31,867,876
Barratt Developments PLC	11,405,291	70,907,289
BG Group PLC	8,658,862	145,537,448
BHP Billiton PLC	7,880,845	232,000,826
BT Group PLC	14,462,271	91,069,989
Delphi Automotive PLC	605,478	36,867,555
Delta Topco Ltd.	78,481,957	47,144,112
Diageo PLC	526,464	15,612,906
Diageo PLC - ADR	668,051	80,199,523
Guinness Peat Group PLC (a)	9,662,955	5,093,569
HSBC Holdings PLC	21,010,026	215,599,353
Lloyds Bank PLC	11,792,000	11,847,175
Lloyds Banking Group PLC (a)	95,145,545	129,753,836
Manchester United PLC, Class A (a)(b)	1,718,601	26,964,850
National Grid PLC	7,001,475	90,631,205
Ophir Energy PLC (a)	2,771,173	12,758,434
Polyus Gold International Ltd.	3,524,606	10,758,035
Rio Tinto PLC	5,952,828	316,621,195
Royal Dutch Shell PLC - ADR	3,180,265	219,756,311
SABMiller PLC	1,160,114	52,124,381
SSE PLC	2,295,835	49,254,743
Taylor Wimpey PLC	34,371,681	63,260,482
Tesco PLC	6,478,705	34,045,328
Unilever PLC	1,372,541	52,678,072
Unilever PLC - ADR	411,942	15,905,081
Vodafone Group PLC	20,348,447	75,405,562
Vodafone Group PLC - ADR	2,619,399	97,074,927

		2,557,225,849
United States — 32.1%
3M Co.	834,343	106,954,429
AbbVie, Inc.	4,950,177	243,697,214
Adobe Systems, Inc. (a)	182,325	10,791,817
The AES Corp.	6,637,822	93,327,777
Aetna, Inc.	1,977,762	135,140,477
Aflac, Inc.	928,721	58,305,104
Agilent Technologies, Inc.	1,957,786	113,845,256
Allergan, Inc.	917,022	105,090,721
Alliance Data Systems Corp. (a)	70,564	16,911,368
The Allstate Corp.	957,596	49,028,915
Amdocs Ltd.	243,907	10,551,417
American Capital Agency Corp.	1,129,541	23,663,884
American Eagle Outfitters, Inc.	1,067,845	14,447,943
American Electric Power Co., Inc.	1,480,661	72,271,063
American Express Co.	1,805,569	153,509,476
American International Group, Inc.	1,420,642	68,133,990

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
United States (continued)
American Tower Corp.	1,009,962	$81,685,727
American Water Works Co., Inc.	1,131,589	48,171,744
Ameriprise Financial, Inc.	99,809	10,543,823
AmerisourceBergen Corp.	148,300	9,968,726
Amgen, Inc.	825,832	98,232,716
Anadarko Petroleum Corp.	1,002,419	80,885,189
Apple, Inc.	14,381	7,199,129
Arch Capital Group Ltd. (a)	157,231	8,460,600
Avery Dennison Corp.	660,193	32,527,709
Avnet, Inc.	246,351	10,117,636
Axis Capital Holdings Ltd.	205,216	9,238,824
Bank of America Corp.	15,391,599	257,809,283
The Bank of New York Mellon Corp.	1,849,636	59,114,367
Baxter International, Inc.	1,743,771	119,099,559
BB&T Corp.	2,517,576	94,182,518
Becton Dickinson & Co.	84,844	9,173,333
Berkshire Hathaway, Inc., Class B (a)	980,772	109,454,155
Biogen Idec, Inc. (a)	339,255	106,064,683
BorgWarner, Inc.	948,534	50,936,276
Bristol-Myers Squibb Co.	1,774,935	88,693,502
CA, Inc.	282,072	9,048,870
Calpine Corp. (a)	3,082,948	58,514,353
Capital One Financial Corp.	1,329,515	93,877,054
Cardinal Health, Inc.	1,887,403	128,381,152
Catamaran Corp. (a)	614,556	29,879,713
Celgene Corp. (a)	774,671	117,695,765
CenterPoint Energy, Inc.	1,857,718	43,470,601
CF Industries Holdings, Inc.	43,385	10,015,861
Charter Communications, Inc., Class A (a)(b)	302,987	41,509,219
Chevron Corp.	709,060	79,152,368
The Chubb Corp.	416,705	35,228,241
Church & Dwight Co., Inc.	455,064	29,388,033
Cisco Systems, Inc.	9,603,515	210,413,014
Citigroup, Inc.	5,699,160	270,311,159
Citrix Systems, Inc. (a)	2,018,621	109,146,837
CNA Financial Corp.	258,585	10,157,219
Coach, Inc. (d)	3,215,859	154,007,488
Cobalt International Energy, Inc. (a)(b)	2,568,277	42,042,694
The Coca-Cola Co.	7,872,133	297,724,070
Colgate-Palmolive Co.	1,189,336	72,823,043
Comcast Corp., Class A	4,374,995	238,218,478
Computer Sciences Corp.	232,927	14,071,120
Constellation Brands, Inc., Class A (a)	147,539	11,311,815
Crown Castle International Corp. (a)	869,223	61,680,064
Crown Holdings, Inc. (a)	1,300,503	53,450,673
Cubist Pharmaceuticals, Inc. (a)(b)	605,100	44,226,759
Cummins, Inc.	555,478	70,534,596
CVS Caremark Corp.	586,535	39,720,150
Common Stocks	Shares	Value
United States (continued)
Danaher Corp.	896,390	$66,682,452
Diamond Offshore Drilling, Inc.	116,015	5,631,368
Discover Financial Services	1,989,371	106,729,754
DISH Network Corp., Class A (a)	255,200	14,388,176
Dominion Resources, Inc.	1,739,029	118,097,459
Dover Corp.	110,501	9,564,967
Dresser-Rand Group, Inc. (a)(d)	1,618,174	92,235,918
Drop Box	7,856,626	150,070,985
Eastman Chemical Co.	138,195	10,773,682
eBay, Inc. (a)	2,154,147	114,600,620
Electronic Arts, Inc. (a)(b)	4,455,954	117,637,186
EMC Corp.	14,261,236	345,692,361
Energizer Holdings, Inc.	86,175	8,143,538
Envision Healthcare Holdings, Inc. (a)	1,116,926	36,925,574
EOG Resources, Inc. (d)	478,054	78,993,643
EP Energy Corp., Class A (a)(b)	4,211,100	72,430,920
EQT Corp.	31,020	2,878,966
Equity Residential	2,539,139	140,617,518
Express Scripts Holding Co. (a)	2,335,358	174,427,889
Fastenal Co.	2,273,205	99,861,896
FedEx Corp.	569,733	75,956,804
Fidelity National Information Services, Inc.	238,523	12,093,116
FMC Corp.	1,411,974	99,727,724
Ford Motor Co.	10,249,451	153,331,787
Freeport-McMoRan Copper & Gold, Inc. (d)	7,600,047	246,317,523
The Fresh Market, Inc. (a)(b)	1,260,432	44,064,703
General Dynamics Corp.	111,989	11,345,606
General Electric Co.	16,324,852	410,243,531
General Motors Co. (a)	4,935,361	178,067,825
Gilead Sciences, Inc. (a)	1,886,803	152,170,662
The Goldman Sachs Group, Inc.	649,093	106,529,143
The Goodyear Tire & Rubber Co.	1,197,732	28,338,339
Google, Inc., Class A (a)	526,012	621,204,392
Harris Corp.	149,226	10,347,331
HCA Holdings, Inc. (a)	2,578,336	129,612,951
HealthSouth Corp.	1,141,094	35,510,845
Helmerich & Payne, Inc.	135,547	11,933,558
Hillshire Brands Co.	989,941	35,261,698
Hilton Worldwide Holdings, Inc. (a)(b)	2,746,600	59,463,890
Humana, Inc. (d)	1,236,452	120,306,780
International Paper Co.	220,151	10,510,009
Intuit, Inc.	139,365	10,208,486
Intuitive Surgical, Inc. (a)	21,114	8,605,644
JB Hunt Transport Services, Inc.	775,928	58,233,396
Johnson Controls, Inc.	1,676,519	77,321,056
JPMorgan Chase & Co.	6,697,061	370,749,297
Kimberly-Clark Corp.	681,361	74,520,453
KLA-Tencor Corp.	139,021	8,545,621
The Kroger Co.	263,038	9,495,672
L-3 Communications Holdings, Inc.	105,890	11,761,202

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
United States (continued)
Lear Corp.		164,382	$11,889,750
Liberty Media Corp., Class A (a)		881,284	115,968,162
Lincoln National Corp.		329,746	15,837,700
Macy's, Inc.		182,292	9,697,934
Marathon Oil Corp.		7,593,412	248,987,979
Marathon Petroleum Corp. (d)		1,690,577	147,164,728
Marsh & McLennan Cos., Inc.		935,850	42,777,704
Mastercard, Inc., Class A		5,273,120	399,069,722
Mattel, Inc.		1,425,318	53,934,033
McDonald's Corp.		1,493,887	140,679,339
McKesson Corp.		1,186,586	206,952,464
Mead Johnson Nutrition Co.		730,913	56,199,901
Medtronic, Inc.		1,361,359	76,998,465
Merck & Co., Inc.		433,744	22,975,420
MetLife, Inc.		2,474,750	121,386,488
Mettler-Toledo International, Inc. (a)		168,124	41,408,941
Microsoft Corp.		1,091,904	41,328,566
Motorola Solutions, Inc.		159,905	10,201,939
Murphy Oil Corp.		131,050	7,418,741
National Oilwell Varco, Inc. (d)		1,305,250	97,906,803
NextEra Energy, Inc.		1,435,299	131,947,037
Northrop Grumman Corp.		119,011	13,751,721
Occidental Petroleum Corp.		1,113,567	97,515,062
Omnicare, Inc.		183,875	11,507,743
Oracle Corp.		10,426,893	384,752,352
PACCAR, Inc.		914,107	51,189,992
Parker Hannifin Corp.		86,612	9,819,202
PerkinElmer, Inc.		1,109,644	48,380,478
Perrigo Co. PLC		370,574	57,683,549
Pfizer, Inc.		15,205,424	462,244,890
Phillips 66 (d)		1,773,429	129,619,926
PPG Industries, Inc.		81,550	14,871,458
PPL Corp.		1,341,466	41,008,616
Precision Castparts Corp.		598,419	152,447,240
The Procter & Gamble Co.		6,515,904	499,248,564
The Progressive Corp.		419,001	9,737,583
Prudential Financial, Inc.		1,182,141	99,760,879
QUALCOMM, Inc.		3,989,466	296,098,167
Raytheon Co.		148,220	14,091,275
Red Hat, Inc. (a)		1,485,712	83,942,728
Reinsurance Group of America, Inc.		138,553	10,345,753
Rockwell Automation, Inc.		1,381,119	158,607,706
RSP Permian, Inc. (a)		1,444,000	29,529,800
Santander Consumer USA Holdings, Inc. (a)		1,201,500	30,794,445
Schlumberger Ltd.		2,096,622	183,601,189
Sealed Air Corp.		2,118,555	66,077,730
Sempra Energy		783,654	72,652,562
Sigma-Aldrich Corp.		117,604	10,933,644
Simon Property Group, Inc.		428,965	66,420,941
Common Stocks		Shares	Value
United States (concluded)
The St. Joe Co. (a)(c)		9,138,361	$164,216,347
Stanley Black & Decker, Inc.		1,145,258	88,642,969
State Street Corp.		1,093,377	73,201,590
Stryker Corp.		125,264	9,720,486
Symantec Corp.		373,918	8,005,584
Tenet Healthcare Corp. (a)		1,010,528	46,494,393
Textron, Inc.		239,388	8,498,274
Thermo Fisher Scientific, Inc.		1,212,910	139,631,543
TIBCO Software, Inc. (a)		3,870,724	82,407,714
Time Warner Cable, Inc.		90,931	12,118,374
Torchmark Corp.		137,237	10,313,361
The Travelers Cos., Inc.		1,085,376	88,219,361
TRW Automotive Holdings Corp. (a)		535,437	39,702,654
Twitter, Inc. (a)(b)		721,031	46,506,500
Union Pacific Corp.		1,246,702	217,225,356
United Continental Holdings, Inc. (a)		5,406,295	247,824,563
United Parcel Service, Inc., Class B		1,500,314	142,874,902
United Technologies Corp.		2,492,704	284,218,110
UnitedHealth Group, Inc.		3,229,010	233,392,843
Universal Health Services, Inc.		1,829,925	150,090,448
Unum Group		316,770	10,199,994
US Bancorp		2,251,679	89,459,207
Valero Energy Corp.		278,639	14,238,453
Valmont Industries, Inc.		61,507	9,003,395
Veeva Systems, Inc., Class A (a)(b)(c)		2,237,681	71,135,879
Verizon Communications, Inc.		3,114,139	149,540,955
Vertex Pharmaceuticals, Inc. (a)		563,547	44,542,755
Viacom, Inc., Class B		118,732	9,747,897
Visa, Inc., Class A		2,580,652	555,949,860
VMware, Inc., Class A (a)(b)		1,173,286	105,760,000
Waters Corp. (a)		607,200	65,741,544
WellPoint, Inc.		113,758	9,783,188
Wells Fargo & Co.		8,623,704	390,998,739
Western Digital Corp.		191,882	16,534,472
Williams-Sonoma, Inc. (d)		246,047	13,414,482
Wyndham Worldwide Corp.		151,802	10,768,834

			18,658,886,712
Total Common Stocks — 64.9%			37,656,942,869

Fixed Income Securities
Corporate Bonds		Par (000)
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	6,511	3,898,461

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Argentina (concluded)
YPF SA, 8.88%, 12/19/18 (e)	USD	48,283	$45,386,020

			49,284,481
Australia — 0.2%
FMG Resources August 2006 Property Ltd. (e):
6.00%, 4/01/17		21,061	22,272,008
8.25%, 11/01/19		9,157	10,084,146
6.88%, 4/01/22		15,395	16,626,600
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		57,480	54,606,000

			103,588,754
Brazil — 0.4%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (e)		28,603	30,176,165
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (e)		20,570	21,022,949
Odebrecht Finance Ltd., 5.13%, 6/26/22 (e)		16,571	15,783,877
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (e)		43,055	43,915,681
Petrobras Global Finance BV:
2.00%, 5/20/16		18,438	18,270,306
2.38%, 1/15/19 (f)		88,476	86,042,910

			215,211,888
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (e)		15,070	16,479,678
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/02/15		39,112	39,717,102
Banco Santander Chile, 2.12%, 6/07/18 (e)(f)		41,424	42,045,360
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)		36,994	26,646,480

			108,408,942
China — 0.0%
Celestial Nutrifoods Ltd., 0.01%, 6/12/49 (a)(g)(h)	SGD	88,600	693,950
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(h)(i)	USD	39,500	395,000
SINA Corp., 1.00%, 12/01/18 (e)(g)		18,487	17,169,801

			18,258,751
Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (e)		16,361	15,297,535

Corporate Bonds		Par (000)	Value
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18	USD	92,180	$92,360,857
Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (e)		14,734	14,734,000
Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.01%, 10/18/10 (a)(g)(h)(i)	CNY	190,300	3
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (e)	USD	32,229	33,781,116
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		24,392	24,859,644
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (g)	HKD	246,000	31,748,886

			90,389,649
India — 0.1%
REI Agro Ltd. (g):
5.50%, 11/13/14 (e)	USD	46,516	26,514,120
5.50%, 11/13/14		8,271	4,714,470
Suzlon Energy Ltd. (a)(g)(h)(i):
0.00%, 7/25/14		39,369	22,834,020
0.00%, 10/11/14		29,880	18,525,600

			72,588,210
Indonesia — 0.0%
Bumi Investment Property Ltd., 10.75%, 10/06/17 (e)		21,164	14,179,880
Ireland — 0.1%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e)		49,377	64,511,850
Ono Finance II PLC, 10.88%, 7/15/19 (e)		5,695	6,349,925

			70,861,775
Italy — 0.1%
Intesa Sanpaolo SpA:
3.13%, 1/15/16		25,106	25,608,246
3.88%, 1/16/18		16,534	16,952,773
3.88%, 1/15/19		20,974	21,216,963

			63,777,982
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		39,445	39,872,347
Luxembourg — 0.2%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)	EUR	9,924	14,803,786
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	40,834	44,968,442

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Luxembourg (concluded)
Matterhorn Mobile SA, 6.75%, 5/15/19 (e)	CHF	5,000	$5,963,712
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (e)	EUR	3,552	5,823,361
Telecom Italia Finance SpA, 6.13%, 11/15/16		42,100	64,962,284

			136,521,585
Mexico — 0.1%
Petroleos Mexicanos, 4.88%, 1/18/24 (e)	USD	3,767	3,749,077
Trust F/1401, 5.25%, 12/15/24 (e)		42,137	41,820,972

			45,570,049
Netherlands — 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(e)(g)(h)		140,850	119,722,500
Rabobank Nederland, 3.95%, 11/09/22		16,959	16,618,650
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(g)	EUR	68,400	106,042,578
Ziggo BV, 3.63%, 3/27/20 (e)		12,571	17,150,326

			259,534,054
Republic of Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 9/17/18	USD	19,188	19,611,920
Zeus Cayman II, 0.00%, 8/18/16 (g)(i)	JPY	756,000	11,150,205

			30,762,125
Russia — 0.0%
VEB Finance PLC, 6.03%, 7/05/22 (e)	USD	16,650	16,774,875
Singapore — 0.4%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	64,500	50,481,006
2.95%, 6/20/22		129,000	100,148,659
1.95%, 10/17/23 (e)		52,500	40,451,831
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	47,800	47,919,500

			239,000,996
Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (e)		30,465	32,009,576
Switzerland — 0.0%
UBS AG/Stamford CT, 5.88%, 12/20/17		14,776	16,971,610

Corporate Bonds		Par (000)	Value
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd. (e):
7.00%, 10/31/17 (g)	USD	109,853	$124,683,586
9.00%, 10/31/17		103,388	103,005,375

			227,688,961
United Kingdom — 0.5%
BAT International Finance PLC, 2.13%, 6/07/17 (e)		30,296	30,929,792
Delta Topco Ltd., 10.00%, 11/24/60 (j)		71,379	70,684,593
Essar Energy PLC, 4.25%, 2/01/16		41,100	30,003,000
Lloyds TSB Bank PLC, 13.00% (f)(k)	GBP	56,109	148,502,392

			280,119,777
United States — 3.4%
Ally Financial, Inc.:
4.50%, 2/11/14	USD	21,802	21,812,901
3.50%, 7/18/16		31,595	32,463,862
2.75%, 1/30/17		46,079	46,251,796
American Tower Corp., 3.40%, 2/15/19		12,677	13,099,575
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		22,455	22,450,981
Apple, Inc., 1.00%, 5/03/18		71,971	70,157,187
AT&T, Inc., 2.38%, 11/27/18		78,187	78,819,142
Bank of America Corp.:
2.00%, 1/11/18		43,853	43,891,327
1.32%, 3/22/18 (f)		23,216	23,517,599
2.60%, 1/15/19		29,284	29,450,890
BioMarin Pharmaceutical, Inc. (g):
0.75%, 10/15/18		11,220	11,970,337
1.50%, 10/15/20		11,220	12,173,700
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		6,507	7,584,722
Building Materials Corp. of America, 6.88%, 8/15/18 (e)		10,529	11,108,095
Cablevision Systems Corp., 5.88%, 9/15/22		19,660	19,242,225
Capital One Bank USA NA, 2.15%, 11/21/18		33,815	33,834,917
CIT Group, Inc., 4.75%, 2/15/15 (e)		34,750	35,792,500
Citigroup, Inc., 5.95% (f)(k)		23,134	22,092,970
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		71,701	63,813,890
CONSOL Energy, Inc., 8.00%, 4/01/17		47,940	50,217,150
Cricket Communications, Inc., 7.75%, 10/15/20		24,210	27,478,350
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,770	5,322,825

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
United States (continued)
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)	USD	19,112	$48,843,105
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		9,320	9,786,000
Ford Motor Credit Co. LLC:
1.49%, 5/09/16 (f)		2,640	2,683,177
3.00%, 6/12/17		12,433	12,924,278
2.38%, 1/16/18		31,903	32,285,996
5.00%, 5/15/18		26,908	29,819,984
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		32,185	35,302,925
General Electric Capital Corp.:
5.55%, 5/04/20		21,701	25,184,032
6.38%, 11/15/67 (f)		9,221	10,004,785
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		54,937	194,579,987
HSBC USA, Inc., 1.63%, 1/16/18		31,691	31,580,493
Hughes Satellite Systems Corp., 7.63%, 6/15/21		9,375	10,640,625
Hyundai Capital America, 2.13%, 10/02/17 (e)		19,637	19,681,340
International Paper Co., 7.95%, 6/15/18		23,099	28,498,507
JPMorgan Chase & Co., 6.13%, 6/27/17		22,835	26,112,782
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		28,986	34,566,414
Morgan Stanley, 7.30%, 5/13/19		19,004	23,212,721
Mylan, Inc.:
3.75%, 9/15/15 (g)		37,809	129,354,041
2.55%, 3/28/19		24,539	24,590,041
NBCUniversal Enterprise, Inc., 5.25% (e)(k)		29,211	29,357,055
Phibro Animal Health Corp., 9.25%, 7/01/18 (e)		4,531	4,802,860
Reliance Holdings USA, Inc. (e):
4.50%, 10/19/20		23,331	23,414,525
5.40%, 2/14/22		9,888	10,202,221
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (e)		22,324	21,207,800
Salesforce.com, Inc., 0.25%, 4/01/18 (e)(g)		61,688	70,748,425
SunGard Data Systems, Inc., 7.38%, 11/15/18		26,883	28,495,980
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		39,717	47,883,808
Texas Industries, Inc., 9.25%, 8/15/20		19,423	22,530,680
Verizon Communications, Inc., 1.99%, 9/14/18 (f)		250,405	262,023,041
Corporate Bonds		Par (000)	Value
United States (concluded)
Xerox Corp., 6.35%, 5/15/18	USD	18,418	$21,450,542

			1,954,315,111
Total Corporate Bonds — 7.3%			4,224,563,448

Floating Rate Loan Interests
Canada — 0.1%
Essar Steel Algoma, Inc., ABL Term Loan, 9.25%, 9/19/14 (f)		18,455	18,570,016
Valeant Pharmaceuticals International, Inc., Term Loan E, 4.50%, 8/05/20		41,727	42,137,275

			60,707,291
Chile — 0.1%
GNL Quintero SA, Term Loan, 1.24%, 6/20/23		36,992	33,847,581
Germany — 0.1%
Autobahn Tank & Rast GmbH:
Term Loan A, 3.50%, 12/04/18	EUR	28,153	38,023,332
Term Loan B, 3.75%, 12/04/19		11,352	15,434,111

			53,457,443
Netherlands — 0.1%
Constellium Holdco BV, Term Loan:
6.50%, 3/25/20		15,397	21,128,717
B, 6.00%, 3/25/20	USD	15,396	15,742,367

			36,871,084
Norway — 0.1%
Drillships Financing Holding Inc., Term Loan B1, 6.00%, 3/31/21		30,543	31,173,331
United Kingdom — 0.1%
Delta Debtco Ltd., Term Loan, 9.25%, 10/30/19		95,056	98,977,060
United States — 0.6%
Cricket Communications, Inc., Term Loan C, 4.75%, 3/09/20		38,419	38,453,133
Fieldwood Energy LLC, Second Lien Term Loan, 8.38%, 9/30/20		41,969	43,091,329
Hilton Worldwide Finance, LLC, Term Loan B2, 3.75%, 10/26/20		150,568	151,436,407
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		38,455	38,840,034

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests		Par (000)	Value
United States (concluded)
Sheridan Investment Partners II LP:
Term Loan A, 0.24%, 12/16/20	USD	63,588	$63,985,694
Term Loan B, 0.24%, 12/16/20		3,299	3,319,484
Term Loan M, 4.25%, 12/16/20		8,846	8,900,884
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		61,377	61,703,105

			409,730,070
Total Floating Rate Loan Interests — 1.2%			724,763,860

Foreign Agency Obligations
Australia Government Bond, Series 133, 5.50%, 4/21/23	AUD	311,213	305,613,045
Brazil Notas do Tesouro Nacional:
10.00%, 1/01/21	BRL	338	120,408,099
6.00%, 8/15/22		52	49,285,696
10.00%, 1/01/23		678	233,724,494
6.00%, 8/15/24		13	12,463,328
Brazilian Government International Bond, 5.88%, 1/15/19	USD	36,291	40,283,010
Bundesrepublik Deutschland:
Series 09, 3.50%, 7/04/19	EUR	279,296	433,113,989
Series 2007, 4.25%, 7/04/17		355,624	544,883,147
Canadian Government Bond:
4.00%, 6/01/16	CAD	55,082	52,857,948
1.50%, 3/01/17		89,594	81,292,226
3.50%, 6/01/20		65,737	64,865,229
Malaysia Government Bond, Series 2/04, 5.09%, 4/30/14	MYR	308,482	92,643,694
Mexico Government International Bond, 5.95%, 3/19/19	USD	24,636	28,362,195
Queensland Treasury Corp.:
Series 17, 6.00%, 9/14/17	AUD	218,048	208,811,700
Series 21, 6.00%, 6/14/21		94,748	93,320,139
United Kingdom Gilt, 1.25%, 7/22/18	GBP	406,171	656,686,963
Total Foreign Agency Obligations — 5.2%			3,018,614,902

US Treasury Obligations
US Treasury Notes:
0.25%, 3/31/15 (l)	USD	311,034	311,326,150
2.25%, 3/31/16 (m)		404,889	420,958,547
0.63%, 9/30/17		248,067	244,501,037
1.00%, 5/31/18		470,549	464,961,626
1.38%, 7/31/18		460,364	461,047,080

US Treasury Obligations		Par (000)	Value

US Treasury Notes (concluded):
1.38%, 9/30/18	USD	134,048	$133,848,574
1.25%, 10/31/18		736,822	730,604,299
1.25%, 11/30/18		306,976	303,930,184
2.00%, 11/15/21		75,568	73,755,577
1.75%, 5/15/22		88,941	84,271,218
Total US Treasury Obligations — 5.6%			3,229,204,292
Total Fixed Income Securities — 19.3%			11,197,146,502

Investment Companies		Shares
United States — 1.2%
ETFS Gold Trust (a)(c)		1,341,690	164,209,439
ETFS Palladium Trust (a)(c)		457,957	31,461,646
ETFS Platinum Trust (a)(c)		370,796	49,786,779
iShares Gold Trust (a)(n)		11,663,809	140,782,175
Market Vectors Gold Miners ETF		3,676,793	86,331,100
SPDR Gold Shares (a)		1,798,362	215,965,292

Total Investment Companies — 1.2%			688,536,431

Preferred Securities
Capital Trusts		Par (000)
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(f)(k)		7,793	8,026,790
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		32,194	34,589,234
United States — 0.2%
General Electric Capital Corp., Series B, 6.25% (f)(k)		46,000	47,955,000
JPMorgan Chase & Co., Series Q, 5.15% (f)(k)		58,870	53,498,112
USB Capital IX, 3.50% (f)(k)		44,054	34,802,660

			136,255,772
Total Capital Trusts — 0.3%			178,871,796

Preferred Stocks		Shares
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		1,321,589	35,511,096
Royal Bank of Scotland Group PLC:
Series M, 6.40%		823,350	18,212,502

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Preferred Stocks		Shares	Value
United Kingdom (concluded)
Royal Bank of Scotland Group PLC (concluded):
Series Q, 6.75%		458,325	$10,477,309
Series T, 7.25%		1,263,140	30,997,456

			95,198,363
United States — 1.4%
Cliffs Natural Resources, Inc., 7.00% (b)(g)		1,184,967	22,502,523
Crown Castle International Corp., Series A, 4.50% (g)		492,753	48,334,142
Fannie Mae, Series S, 8.25% (b)(f)		3,815,744	36,440,355
Forestar Group, Inc., 6.00% (g)		1,209,400	32,851,658
Health Care REIT, Inc., Series I, 6.50% (g)		834,907	45,327,101
NextEra Energy, Inc., 5.60% (g)		830,206	50,767,097
PPL Corp., 8.75% (g)		611,773	31,512,427
Stanley Black & Decker, Inc., 6.25% (a)		161,207	16,402,812
Twitter, Inc.		6,347,727	368,485,552
United Technologies Corp., 7.50% (g)		446,211	28,749,375
US Bancorp, Series F, 6.50% (f)		1,236,823	33,579,744
US Bancorp, Series G, 6.00% (f)		656,846	18,102,676
Wells Fargo & Co., Series L, 7.50% (g)		22,785	26,373,638

			759,429,100
Total Preferred Stocks — 1.5%			854,627,463

Trust Preferreds
United States — 0.3%
Citigroup Capital XIII, 7.88% (f)		2,099,865	55,935,811
Continental Airlines Finance Trust II, 6.00% (g)		104,150	5,179,046
GMAC Capital Trust I, Series 2, 8.13% (f)(g)		2,643,601	71,248,167
RBS Capital Funding Trust VII, 6.08% (g)(k)		1,113,123	23,791,149

Total Trust Preferreds — 0.3%			156,154,173
Total Preferred Securities — 2.1%			1,189,653,432

Warrants (o) — 0.0%
Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,267,513	7,470,575
Total Long-Term Investments (Cost — $42,106,236,473) — 87.5%			50,739,749,809

Short-Term Securities		Par (000)	Value
Foreign Agency Obligations (p) — 1.9%
Japan Treasury Discount Bills:
0.09%, 2/10/14	JPY	16,250,000	159,045,311
0.06%, 3/17/14		12,310,000	120,476,752
0.06%, 4/07/14		23,980,000	234,686,207
Mexico Cetes:
3.97%, 2/06/14	MXN	83,548	62,436,936
3.43%, 3/20/14		92,309	68,719,212
3.47%, 3/20/14		30,770	22,905,500
3.45%, 4/03/14		92,346	68,664,298
3.45%, 4/30/14		42,096	31,211,055
3.58%, 4/30/14		80,093	59,383,144
3.52%, 5/15/14		49,068	36,326,774
3.44%, 5/29/14		118,772	87,840,652
3.49%, 5/29/14		30,692	22,689,897
3.58%, 6/26/14		118,992	87,709,817
3.58%, 7/10/14		91,197	67,143,841
Total Foreign Agency Obligations — 1.9%			1,129,239,396

Money Market		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (n)(q)(r)		1,382,648	1,382,648

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (n)(q)(r)		527,883	527,883,041

Total Money Market — 0.9%			529,265,689

Time Deposits — 0.2%		Par (000)
Canada — 0.0%
Brown Brothers Harriman & Co.	CAD	812,200	729,248
United Kingdom — 0.1%
Brown Brothers Harriman & Co.	GBP	27,549,466	45,288,530
United States — 0.1%
Brown Brothers Harriman & Co., 0.04%, 2/03/14	EUR	44,224	47,545,648
Total Time Deposits — 0.2%			93,563,426

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
US Treasury Obligations (p):		Par (000)	Value
US Treasury Bills:
0.02% - 0.06%, 2/06/14	USD	245,300	$245,298,679
0.02% - 0.07%, 2/13/14		416,500	416,493,115
0.08% - 0.09%, 4/17/14		46,700	46,697,151
0.02% - 0.04%, 4/24/14		479,165	479,132,896
0.04% - 0.06%, 5/01/14		961,200	961,153,862
0.04% - 0.07%, 5/08/14		177,500	177,483,848
0.05% - 0.06%, 5/15/14		186,300	186,283,047
0.04% - 0.05%, 5/22/14		1,234,200	1,234,070,409
0.05% - 0.06%, 5/29/14		163,500	163,482,996
0.03%, 6/05/14		396,000	395,952,876
0.05% - 0.05%, 6/12/14		297,200	297,154,825
0.03% - 0.09%, 6/19/14		478,500	478,427,747
0.05%, 6/26/14		18,000	17,996,958
0.05%, 7/03/14		51,800	51,789,744
0.09%, 7/10/14		392,400	392,327,406
0.06% - 0.06%, 7/17/14		237,000	236,937,906
0.06% - 0.06%, 7/24/14		135,700	135,662,954
Total US Treasury Obligations — 8.7%			5,916,346,419
Total Short-Term Securities (Cost — $7,680,178,922) — 13.2%			7,668,414,930
			Value
Options Purchased (Cost — $354,027,178) — 0.6%			$322,070,378
Total Investments Before Investments Sold Short and Options Written (Cost — $50,140,442,573) — 101.3%			58,730,235,117

Investments Sold Short		Shares
United States – (0.1)
Apache Corp.		(272,637)	(21,881,845)
United States Steel Corp.		(1,009,797)	(26,365,800)
Total Investments Sold Short (Proceeds - $52,550,780) – (0.1)%			(48,247,645)
Options Written (Premiums Received — $130,357,867) — (0.2)%			(114,623,627)
Total Investments, Net of Investments Sold Short and Options Written— 101.0%			58,567,363,845
Liabilities in Excess of Other Assets — (1.0)%			(585,203,553)

Net Assets — 100.0%			$57,982,160,292
*As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows: Tax cost			$50,472,460,749

Gross unrealized appreciation			$9,954,965,238
Gross unrealized depreciation			(1,697,127,643)

Net unrealized appreciation			$8,257,774,368

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Shares Purchased	Shares Sold	Shares Held at January 31, 2014	Value at January 31, 2014	Income	Realized (Loss)
ETFS Gold Trust	1,341,690	—	—	1,341,690	$164,209,439	—	—
ETFS Palladium Trust	457,957	—	—	457,957	$31,461,646	—	—
ETFS Platinum Trust	370,796	—	—	370,796	$49,786,779	—	—
Platinum Group Metals Ltd.	—	27,873,417	—	27,873,417	32,784,895
RHJ International	4,040,441	—	—	4,040,441	$20,053,574	—	—
RHJ International – ADR	890,354	—	—	890,354	$4,418,529	—	—
The St. Joe Co.	9,138,361	—	—	9,138,361	$164,216,347	—	—
TF Administradora Industrial S de RL de CV1	17,299,500	—	(179,094)	17,120,406	$31,772,729	—	$(77,857)
Veeva Systems, Inc., Class A	697,228	1,540,453	—	2,237,681	$71,135,879	—	—

[1]	No longer an affiliated company or held by the Fund as of report date.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Variable rate security. Rate shown is as of report date.
(g)	Convertible security.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Zero-coupon bond.
(j)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	All or a portion of security has been pledged as collateral in connection with outstanding swaps.
(m)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.
(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, Tempfund, Institutional Class	—	1,382,648	[2]	—	1,382,648	—	$1,042	—
BlackRock Liquidity Series, LLC, Money Market Series	219,813,503	308,069,538	[2]	—	527,883,041	$527,883,041	2,892,869	—
iShares Gold Trust	11,836,612	—		(172,803)	11,663,809	$140,782,175	—	$2,118,565

[2]	Represents net shares/beneficial interest purchased.
(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(q)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
(r)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Renminbi
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NYSE	New York Stock Exchange
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
S&P	Standard and Poor's
SPDR	Standard & Poor's Depository Receipts
USD	US Dollar
•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3,726)	Nikkei 225 Index	Chicago Mercantile	March 2014	JPY	266,403,347	$25,266,727
(14)	Dax Index	Eurex Mercantile	March 2014	EUR	4,401,110	(58,569)
(23,623)	Euro Stoxx 50 Index	Eurex Mercantile	March 2014	EUR	961,544,720	(4,763,656)
(1,077)	FTSE 100 Index	Euronext LIFFE	March 2014	GBP	114,346,378	1,859,328
(14,926)	MSCI Emerging Markets Mini Index	NYSE LIFFE	March 2014	USD	690,551,390	41,323,288
(18,656)	S&P 500 E-Mini Index	Chicago Mercantile	March 2014	USD	1,657,212,480	35,845,960
						$99,473,078

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	1,035,349	USD	1,706,907	Goldman Sachs International	2/03/14	$(4,899)
JPY	192,347,190	USD	1,881,323	Goldman Sachs International	2/03/14	1,296
USD	188,599	CAD	209,999	Goldman Sachs International	2/03/14	47
USD	8,073,610	EUR	5,956,933	Deutsche Bank AG	2/03/14	39,497
USD	9,499,996	EUR	7,010,188	Goldman Sachs International	2/03/14	45,359
USD	1,458,645	SGD	1,860,325	Brown Brothers Harriman & Co.	2/03/14	1,566
GBP	2,057,558	USD	3,385,136	Citibank N.A.	2/04/14	(2,719)
HKD	10,026,725	USD	1,291,355	Brown Brothers Harriman & Co.	2/04/14	116
USD	2,649,126	EUR	1,962,825	Deutsche Bank AG	2/04/14	1,866
USD	9,671,070	JPY	988,364,049	Goldman Sachs International	2/04/14	(2,650)
USD	312,593	MYR	1,039,466	Brown Brothers Harriman & Co.	2/04/14	1,980
HKD	20,319,103	USD	2,616,974	Citibank N.A.	2/05/14	185
HKD	26,071,190	USD	3,356,899	Citibank N.A.	2/05/14	1,146
SGD	3,643,147	USD	2,852,986	Goldman Sachs International	2/05/14	467
USD	255,818	MYR	856,222	Brown Brothers Harriman & Co.	2/05/14	(38)
USD	85,710,481	EUR	62,253,400	Credit Suisse International	2/06/14	1,749,306
USD	56,133,205	EUR	40,776,700	Deutsche Bank Securities, Inc.	2/06/14	1,137,661
USD	144,774,554	EUR	105,176,000	UBS AG	2/06/14	2,923,658
USD	124,303,744	JPY	12,756,547,409	Bank of America N.A.	2/06/14	(553,483)
USD	61,341,170	MXN	835,479,000	UBS AG	2/06/14	(1,124,083)
USD	243,828,331	JPY	25,162,839,902	Morgan Stanley Capital Services LLC	2/07/14	(2,459,049)
USD	14,037,785	EUR	10,327,900	Brown Brothers Harriman & Co.	2/10/14	108,529
USD	164,974,619	JPY	16,250,000,000	Deutsche Bank AG	2/10/14	5,921,655
USD	40,610,434	EUR	29,848,301	BNP Paribas S.A.	2/13/14	353,949

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	148,662,502	EUR	109,534,000	BNP Paribas S.A.	2/13/14	$933,697
USD	116,914,384	JPY	12,226,438,627	Bank of America N.A.	2/13/14	(2,758,091)
USD	122,341,823	JPY	12,792,795,070	Goldman Sachs International	2/13/14	(2,874,153)
USD	148,893,450	EUR	109,801,000	Credit Suisse International	2/14/14	804,502
USD	149,961,814	EUR	109,801,000	Deutsche Bank AG	2/14/14	1,872,866
USD	149,971,037	EUR	109,801,000	BNP Paribas S.A.	2/20/14	1,881,854
USD	149,597,494	EUR	109,801,000	UBS AG	2/20/14	1,508,311
USD	148,143,000	JPY	15,278,728,305	BNP Paribas Securities Corp.	2/20/14	(1,410,049)
USD	122,134,825	JPY	12,694,767,022	BNP Paribas Securities Corp.	2/27/14	(2,129,527)
USD	65,592,561	JPY	6,820,314,540	Credit Suisse Securities (USA) LLC	2/27/14	(1,168,961)
USD	111,791,400	EUR	82,231,000	Barclays Bank PLC	2/28/14	885,785
USD	114,366,359	JPY	11,951,284,500	Credit Suisse Securities (USA) LLC	2/28/14	(2,620,849)
USD	118,852,875	JPY	12,423,690,975	Goldman Sachs International	2/28/14	(2,758,566)
USD	99,409,295	JPY	10,361,629,628	Barclays Bank PLC	3/06/14	(2,020,286)
USD	185,680,887	JPY	19,355,709,871	UBS AG	3/06/14	(3,791,388)
GBP	108,252,000	USD	178,643,946	Deutsche Bank AG	3/07/14	(729,519)
USD	55,905,569	EUR	41,277,000	Deutsche Bank Securities, Inc.	3/07/14	234,806
USD	178,300,245	GBP	108,252,000	Deutsche Bank Securities, Inc.	3/07/14	385,819
USD	148,774,000	JPY	15,412,614,465	Morgan Stanley Capital Services LLC	3/07/14	(2,100,324)
USD	140,716,265	EUR	103,036,000	Morgan Stanley Capital Services LLC	3/13/14	1,750,033
USD	148,774,000	JPY	15,253,500,672	Deutsche Bank AG	3/13/14	(547,820)
USD	85,270,333	JPY	8,777,941,224	UBS AG	3/13/14	(659,985)
EUR	101,771,000	JPY	14,198,937,263	Barclays Bank PLC	3/14/14	(1,738,945)
USD	145,973,784	EUR	106,854,000	JPMorgan Chase Bank N.A.	3/14/14	1,858,088
USD	169,915,157	JPY	17,368,897,284	Goldman Sachs International	3/14/14	(115,977)
USD	119,581,900	JPY	12,310,000,000	Morgan Stanley Capital Services LLC	3/17/14	(927,693)
USD	23,731,297	MXN	307,700,000	Credit Suisse International	3/20/14	803,811
USD	70,784,768	MXN	923,090,000	Credit Suisse International	3/20/14	2,003,053
USD	146,004,571	EUR	108,207,000	Barclays Bank PLC	3/21/14	63,573
USD	145,962,574	EUR	108,090,000	Credit Suisse International	3/21/14	179,377
USD	71,147,031	MXN	923,460,000	Credit Suisse International	4/03/14	2,413,142
USD	231,398,164	JPY	23,980,000,000	BNP Paribas Securities Corp.	4/07/14	(3,383,694)
USD	32,361,385	MXN	420,956,900	Credit Suisse International	4/30/14	1,095,396
USD	61,090,420	MXN	800,925,950	Morgan Stanley & Co. LLC	4/30/14	1,602,758
USD	37,521,390	MXN	490,682,220	Morgan Stanley Capital Services LLC	5/15/14	1,119,986
USD	88,316,020	MXN	1,187,718,000	Goldman Sachs International	5/29/14	303,178
USD	23,403,504	MXN	306,922,910	UBS AG	5/29/14	659,757
USD	89,603,458	MXN	1,189,916,000	Deutsche Bank Securities, Inc.	6/26/14	1,624,173
USD	67,621,028	MXN	911,971,000	Barclays Bank PLC	7/10/14	267,296
USD	30,087,000	CNY	184,087,310	Deutsche Bank AG	1/30/15	40,406
USD	30,087,000	CNY	184,102,353	Deutsche Bank AG	1/30/15	37,951
USD	30,087,000	CNY	184,222,701	Deutsche Bank AG	1/30/15	18,308
USD	30,087,000	CNY	184,012,092	JPMorgan Chase Bank N.A.	1/30/15	52,683
USD	30,087,000	CNY	184,162,527	JPMorgan Chase Bank N.A.	1/30/15	28,129
Total						$834,273

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Exchange-traded options purchased as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	2/22/14	19,191	$575,730
Petsmart, Inc.	Call	USD	67.50	4/19/14	1,582	170,065
SPDR Gold Shares	Call	USD	130.00	12/20/14	14,203	6,249,320
MetLife, Inc.	Call	USD	50.00	1/17/15	5,452	2,344,360
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	3,565	3,119,375
Total						$12,458,850

•	Over-the-counter interest rate swaptions purchased as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.60%	Receive	3-month USD LIBOR	6/03/14	USD	3,084,464	$10,006,063
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.60%	Receive	3-month USD LIBOR	6/03/14	USD	3,084,517	10,006,236
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month USD LIBOR	6/04/14	USD	771,105	3,164,406
2-Year Interest Rate Swap	Goldman Sachs International	Call	3.50%	Receive	3-month USD LIBOR	12/17/15	USD	1,477,066	17,184,570
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	24,235,132	4,945,013
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	12,739,074	2,564,746
5-Year Interest Rate Swap	Goldman Sachs International	Put	1.60%	Pay	6-month JPY LIBOR	12/17/18	JPY	12,310,800	2,247,514
Total									$50,118,548
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Over-the-counter options purchased as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Topix Index	BNP Paribas S.A	Call	JPY	1,271.41	3/14/14	17,340,717	$3,350,693
S&P 500 Index	Bank of America N.A.	Put	USD	1,748.17	3/21/14	91,782	2,696,739
Topix Index	UBS AG	Call	JPY	1,244.54	4/11/14	17,695,918	6,809,806
QEP Resources, Inc.	Goldman Sachs International	Call	USD	35.00	4/17/14	3,021,100	1,454,871
Topix Index	JPMorgan Chase Bank N.A.	Call	USD	1,164.04	5/09/14	159,283	14,920,917
Topix Index	Bank of America N.A.	Call	JPY	1,257.27	6/13/14	11,992,976	5,487,752
Topix Index	Goldman Sachs International	Call	JPY	1,291.10	7/11/14	21,886,714	9,972,623
Anadarko Petroleum Corp.	Credit Suisse International	Call	USD	85.00	7/19/14	1,814,501	8,375,700
Topix Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	17,202,386	11,598,557
Takeda Pharmaceutical Co., Ltd.	Goldman Sachs International	Call	JPY	4,906.34	10/09/14	722,147	1,245,753
Citigroup, Inc.	Bank of America N.A.	Call	USD	60.00	1/16/15	4,279,148	5,049,395
Coca Cola Company	Deutsche Bank AG	Call	USD	45.00	1/16/15	12,129,213	4,791,039
Humana, Inc.	Deutsche Bank AG	Call	USD	115.00	1/16/15	301,100	1,234,510
Humana, Inc.	Goldman Sachs International	Call	USD	130.00	1/16/15	1,213,089	2,153,233
JPMorgan Chase & Co	Bank of America N.A.	Call	USD	65.00	1/16/15	7,641,337	10,392,218
Merck + Co., Inc.	Deutsche Bank AG	Call	USD	55.00	1/16/15	12,129,213	32,081,768
Oracle Corp.	Deutsche Bank AG	Call	USD	42.00	1/16/15	6,064,606	7,974,957
Siemens AG	Deutsche Bank AG	Call	USD	150.00	1/16/15	1,516,152	4,927,494
Bank of America Corp.	Citibank N.A.	Call	USD	17.00	1/17/15	15,282,673	25,598,477
Takeda Pharmaceutical Co., Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	5,108.80	1/29/15	708,400	1,393,306
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	1,199,270	1,683,871
Johnson & Johnson	Deutsche Bank AG	Call	USD	105.00	2/20/15	6,004,000	4,783,927
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,563.12	2/21/14	162,892	85,266
S&P 500 Index	JPMorgan Chase Bank N.A.	Put	USD	1,740.74	2/21/14	162,892	2,199,269
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,744.05	2/21/14	173,655	2,434,806
S&P 500 Index	Credit Suisse International	Put	USD	1,745.90	2/21/14	172,795	2,524,376
S&P 500 Index	Goldman Sachs International	Put	USD	1,775.00	2/21/14	170,059	4,268,481
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,785.00	2/21/14	160,210	4,565,985
Freeport-McMoRan Copper & Gold, Inc.	Citibank N.A.	Put	USD	34.00	3/21/14	7,600,047	17,404,108
S&P 500 Index	Credit Suisse International	Put	USD	1,775.00	3/21/14	331,155	13,047,507
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,798.35	4/17/14	247,998	14,205,489
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	909.15	6/20/14	190,294	9,704,994
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,752.92	6/20/14	135,713	8,307,699
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	85.00	7/18/14	3,028,700	12,767,394
Total							$259,492,980
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
ACE Ltd.	Call	USD	92.50	2/22/14	1,246	$(292,810)
Williams-Sonoma, Inc.	Call	USD	55.00	2/22/14	2,460	(258,300)
S&P 500 Index	Call	USD	1,877.49	3/21/14	91,782	(394,663)
Marathon Petroleum Corp.	Call	USD	80.00	4/19/14	9,134	(8,585,960)
Marathon Petroleum Corp.	Call	USD	85.00	4/19/14	6,089	(3,775,180)
XL Group PLC	Call	USD	32.00	4/19/14	3,694	(57,257)
National Oilwell Varco, Inc.	Call	USD	75.00	8/16/14	11,951	(5,676,725)
S&P 500 Index	Put	USD	1,605.46	3/21/14	91,782	(697,543)
Dresser-Rand Group, Inc.	Put	USD	60.00	3/22/14	12,310	(5,108,650)
Consol Energy, Inc.	Put	USD	35.00	4/19/14	12,222	(1,197,756)
EOG Resources, Inc.	Put	USD	165.00	4/19/14	4,584	(3,976,620)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	9,246	(254,265)
Petsmart, Inc.	Put	USD	60.00	4/19/14	1,582	(229,390)
Phillips 66	Put	USD	72.50	5/17/14	11,966	(4,965,890)
Pioneer Natural Resources Co.	Put	USD	155.00	6/21/14	3,012	(2,665,620)
Consol Energy, Inc.	Put	USD	36.00	7/19/14	17,927	(4,194,918)
EOG Resources, Inc.	Put	USD	155.00	7/19/14	2,996	(2,404,290)
Total						$(44,735,837)

•	Over-the counter interest rate swaptions written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.25%	Pay	3-month USD LIBOR	6/03/14	USD	928,812	$(3,117,613)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.25%	Pay	3-month USD LIBOR	6/03/14	USD	1,542,258	(5,176,683)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Pay	3-month USD LIBOR	6/04/14	USD	771,105	(2,336,062)
2-Year Interest Rate Swap	Goldman Sachs International	Put	5.75%	Pay	3-month USD LIBOR	12/17/15	USD	1,477,066	(8,744,009)
Total									$(19,374,367)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Freeport-McMoRan Copper & Gold, Inc.	Citibank N.A.	Call	USD	34.00	2/21/14	1,919,100	USD	1,919	$(575,730)
Topix Index	UBS AG	Call	JPY	1,366.56	4/11/14	17,695,918	JPY	17,696	(1,629,429)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	990.32	6/20/14	190,294	USD	190	(4,302,547)
S&P 500 Index	BNP Paribas S.A.	Call	USD	1,896.02	6/20/14	135,713	USD	136	(2,143,150)
S&P 500 Index	JPMorgan Chase Bank N.A.	Put	USD	1,563.12	2/21/14	162,892	USD	163	(267,610)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,566.08	2/21/14	173,655	USD	174	(305,183)
S&P 500 Index	Credit Suisse International	Put	USD	1,567.75	2/21/14	172,795	USD	173	(289,010)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,635.00	2/21/14	160,210	USD	160	(616,809)
S&P 500 Index	Goldman Sachs International	Put	USD	1,650.00	2/21/14	170,059	USD	170	(773,768)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,740.74	2/21/14	162,892	USD	163	(2,199,268)
Freeport-McMoRan Copper & Gold, Inc.	Citibank N.A.	Put	USD	30.00	3/21/14	2,397,347	USD	2,397	(1,246,620)
Freeport-McMoRan Copper & Gold, Inc.	Citibank N.A.	Put	USD	30.00	3/21/14	2,990,000	USD	2,990	(1,554,800)
S&P 500 Index	Credit Suisse International	Put	USD	1,621.44	3/21/14	331,155	USD	331	(2,191,147)
QEP Resources, Inc.	Goldman Sachs International	Put	USD	25.00	4/17/14	3,021,100	USD	3,021	(1,876,013)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,624.53	4/17/14	247,998	USD	248	(2,900,652)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	834.93	6/20/14	USD 190,294	USD	190	(5,137,938)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,609.83	6/20/14	135,713	USD	136	(3,654,533)
Marathon Petroleum Corp.	Deutsche Bank AG	Put	USD	77.50	7/18/14	1,198,000	USD	1,198	(4,672,200)
Rowan Companies PLC	Goldman Sachs International	Put	USD	32.00	7/18/14	2,998,100	USD	2,998	(8,094,870)
Humana, Inc.	Deutsche Bank AG	Put	USD	90.00	1/16/15	301,100	USD	301	(2,213,085)
Coach, Inc.	Bank of America N.A.	Put	USD	42.50	2/20/15	1,199,270	USD	1,199	(3,869,061)
Total									$(50,513,423)

•	Centrally cleared credit default swaps – buy protection outstanding as of January 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date		Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 21, Version 1	5.00%	Chicago Mercantile	12/20/18	USD	293,632	$(123,471)
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Centrally cleared interest rate swaps outstanding as of January 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation
3.92%[1]	3-Month LIBOR	Chicago Mercantile	11/13/18[2]	11/13/19	USD	616,110	$1,537,561
3.91%[1]	3-Month LIBOR	Chicago Mercantile	11/13/18[2]	11/13/19	USD	616,240	1,481,252
Total							$3,018,813

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Forward interest rate swap.

•	Over-the-counter interest rate swaps outstanding as of January 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
0.50%[2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	9/17/15	USD	310,756	$(629,346)	—	$(629,346)
1.01%[1]	3-Month LIBOR	Deutsche Bank AG	9/27/15[3]	9/27/16	USD	271,993	(508,272)	—	(508,272)
1.00% [1]	3-Month LIBOR	Goldman Sachs International	9/28/15[3]	9/28/16	USD	1,309,229	(2,639,799)	—	(2,639,799)
1.19%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	9/17/18	USD	133,681	(1,769,939)	—	(1,769,939)
Total							$(5,547,356)	—	$(5,547,356)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.
[3]	Forward swap.

•	Over-the-counter total return swaps outstanding as of January 31, 2014 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Future Contract March 2014	KRW 236,262,000,000[1]	Citibank N.A.	3/14/14	236,262	$(6,738,039)	—	$(6,738,039)
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,703,510,000[1]	BNP Paribas S.A.	4/01/16	2,704	70,295	—	70,295
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,773,800,000[1]	BNP Paribas S.A.	4/01/16	2,774	(384,947)	—	(384,947)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,726,515,000[1]	BNP Paribas S.A.	4/03/17	2,727	1,408,564	—	1,408,564
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,778,300,000[1]	BNP Paribas S.A.	4/03/17	2,778	930,410	—	930,410
Total					$(4,713,717)	—	$(4,713,717)

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment at termination.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$258,325,467	—	$258,325,467
Austria	—	18,823,658	—	18,823,658
Belgium	$20,053,574	73,718,096	—	93,771,670
Brazil	379,657,599	—	—	379,657,599
Canada	1,064,384,431	—	—	1,064,384,431
Chile	30,219,986	—	—	30,219,986
China	133,992,455	255,480,461	—	389,472,916
Denmark	34,421,022	—	—	34,421,022
Finland	5,209,765	19,277,515	—	24,487,280
France	149,142,710	2,367,559,012	—	2,516,701,722
Germany	—	1,252,123,404	—	1,252,123,404
Hong Kong	—	261,865,204	—	261,865,204
India	—	56,675,387	—	56,675,387
Indonesia	23,948,107	—	—	23,948,107
Ireland	311,456,512	123,319,086	—	434,775,598
Israel	10,747,466	—	$50,205,186	60,952,652
Italy	—	540,614,506	—	540,614,506
Japan	—	4,841,875,508	—	4,841,875,508
Kazakhstan	45,552,920	—	—	45,552,920

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
Luxembourg	—	36,380,853	—	36,380,853
Malaysia	—	172,195,003	—	172,195,003
Mexico	146,989,788	—	—	146,989,788
Netherlands	21,915,779	535,163,977	—	557,079,756
Norway	—	184,368,556	—	184,368,556
Peru	107,305,203	—	—	107,305,203
Portugal	—	30,132,031	—	30,132,031
Republic of Korea	—	545,856,316	—	545,856,316
Russia	11,089,097	52,126,938	—	63,216,035
Singapore	—	168,474,704	—	168,474,704
South Africa	—	26,872,839	—	26,872,839
Spain	—	124,723,188	—	124,723,188
Sweden	—	261,149,458	—	261,149,458
Switzerland	176,531,930	1,268,621,464	—	1,445,153,394
Taiwan	—	98,451,191	—	98,451,191
Thailand	65,455,056	—	—	65,455,056
United Arab Emirates	78,377,900	—	—	78,377,900
United Kingdom	476,768,247	2,033,313,490	47,144,112	2,557,225,849
United States	18,508,815,727	—	150,070,985	18,658,886,712
Corporate Bonds	—	3,606,052,967	618,510,481	4,224,563,448
Floating Rate Loan Interests	—	531,970,468	192,793,392	724,763,860
Foreign Agency Obligations	—	3,018,614,902	—	3,018,614,902
US Treasury Obligations	—	3,229,204,292	—	3,229,204,292
Investment Companies	688,536,431	—	—	688,536,431
Preferred Securities	642,296,085	547,357,347	—	1,189,653,432
Warrants	—	7,470,575	—	7,470,575
Short-Term Securities:
Foreign Agency Obligations	—	1,129,239,396		1,129,239,396
Money Market Funds	1,382,648	527,883,041	—	529,265,689
Time Deposits	—	93,563,426	—	93,563,426
US Treasury Obligations	—	5,916,346,419		5,916,346,419
Options Purchased:			—
Equity contracts	12,458,850	259,492,980	—	271,951,830
Interest rate contracts	—	50,118,548	—	50,118,548
Liabilities:
Investments:
Investments Sold Short	(48,247,645)	—	—	(48,247,645)
Total	$23,098,461,643	$34,524,801,673	$1,058,724,156	$58,681,987,472

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$104,295,303	$2,409,269	—	$106,704,572
Foreign currency exchange contracts	93,525	36,623,496	—	36,717,021
Interest rate contracts	—	3,018,813	—	3,018,813
Liabilities:
Credit contracts	—	(123,471)	—	(123,471)
Equity contracts	(49,558,062)	(57,636,409)	—	(107,194,471)
Foreign currency exchange contracts	(10,306)	(35,872,442)	—	(35,882,748)
Interest rate contracts	—	(24,921,723)	—	(24,921,723)
Total	$54,820,460	$(76,502,467)	—	$(21,682,007)

[1]	See above Schedule of Investments for values in each sector.
[2]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are valued at the market value of the investment.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	22

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
The carrying amount for certain of the Funds’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,111,764		—	$1,111,764
Foreign currency at Value	2,365,373		—	2,365,373
Cash pledged as collateral for centrally cleared swaps	—	$21,335,000	—	21,335,000
Cash pledged as collateral for financial futures contracts	—	14,700,000	—	14,700,000
Liabilities:
Cash received as collateral for over the counter swaps	—	(105,774,000)	—	(105,774,000)
Collateral on securities loaned at value	—	(527,883,041)	—	(527,883,041)
Total	$3,477,137	$(597,622,041)	—	$(594,144,904)

There were no transfers between Level1 and level 2 during the period ended January 31, 2014.

The Fund's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Options Purchased	Preferred Securities	Total
Assets:
Opening Balance, as of October 31, 2013	$171,271,025	$540,147,181	$174,031,216	$4,059,164	$62,284,717	$951,793,303
Transfers into Level 3	—	—	21,245,479	—	—	21,245,479
Transfers out of Level 3	(63,617,047)	—	—	—	—	(63,617,047)
Accrued discounts/premiums	—	45,088	201,986	—	—	247,074
Net realized gain (loss)	—	(107,475)	81,023	(25,415,047)	—	(25,441,499)
Net change in unrealized appreciation/depreciation	(10,304,680)	19,461,774	3,025,266	24,200,795	(6,846,776)	29,536,379
Purchases	150,070,985	63,882,355	—	—	—	213,953,340
Sales	—	(4,918,442)	(5,791,578)	(2,844,912)	(55,437,941)	(68,992,873)
Closing Balance, as of January 31, 2014	$247,420,283	$618,510,481	$192,793,392	—	—	$1,058,724,156
Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$(10,304,680)	$19,461,774	$3,025,266	—	—	—
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	23

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Liabilities
Opening Balance, as of October 31, 2013	$(8,138,997)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized realized gain	18,778,043
Net change in unrealized appreciation/depreciation	(11,431,457)
Purchases	792,411
Issues	—
Sales	—
Settlements	—
Closing Balance, as of January 31, 2014	—

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2014	24

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2014